SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Changes and Error Corrections
Net cash provided by operating activities	$ 473.7	$ 354.9	$ 319.6
(Decrease) increase in cash and cash equivalents	$ (48.4)	(143.9)	115.7
As Previously Reported
Accounting Changes and Error Corrections
Net cash provided by operating activities		374.2	320.1
(Decrease) increase in cash and cash equivalents		(124.6)	116.2
Adjustments
Accounting Changes and Error Corrections
Net cash provided by operating activities		(19.3)	(0.5)
(Decrease) increase in cash and cash equivalents		$ (19.3)	$ (0.5)